Events after the reporting date (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Events After Reporting Date [Member]
Disclosure of non-adjusting events after reporting period [line items]
One time cash bonus payment	$ 2,000,000.0